111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

                                              August 2, 2023

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:
MFS® Municipal Series Trust (the “Trust”) (File Nos. 2-92915 and 811-4096) on behalf of MFS® Alabama Municipal Bond Fund, MFS® Arkansas Municipal Bond Fund, MFS® California Municipal Bond Fund, MFS® Georgia Municipal Bond Fund, MFS® Maryland Municipal Bond Fund, MFS® Massachusetts Municipal Bond Fund, MFS® Mississippi Municipal Bond Fund, MFS® Municipal Income Fund, MFS® Municipal Intermediate Fund, MFS® New York Municipal Bond Fund, MFS® North Carolina Municipal Bond Fund, MFS® Pennsylvania Municipal Bond Fund, MFS® South Carolina Municipal Bond Fund, MFS® Virginia Municipal Bond Fund, and MFS® West Virginia Municipal Bond Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 78 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on July 27, 2023.

Please call the undersigned at (617) 954-4873 or Antoine del Alamo at (617) 954-4586 with any questions you may have.

                                        Very truly yours,

                                        DJANIRA LEAL
                                        Djanira Leal
                                        Assistant Counsel

DL/juo